Note 18 - Subsequent Events (Q2)	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent events

On July 23, 2020, in connection with the Company’s 2020 Annual Meeting of Stockholders, the Company’s stockholders approved, among other matters, the following;

•	An amendment to the Company’s Articles of Incorporation to increase the number of authorized shares of Common Stock from 355,000,000 to 605,000,000; and

•
To grant the board of directors the authority to effect a reverse split of the Company’s outstanding Common Stock at an exchange rate of between 1-for-10 and 1-for-50, with the exact ratio to be determined by the board of directors in its sole discretion.

The amendment to the Company’s Articles of Incorporation to effect the increase in the number of authorized shares of Common Stock was filed with the Secretary of State of Nevada on August 3, 2020. An amendment to the Company’s Articles of Incorporation to effect the reverse stock split have not yet been filed with the Secretary of State of Nevada.

On August 6, 2020, the Company entered into an asset purchase agreement with Celularity Inc. pursuant to which the Company acquired Celularity’s UltraMIST assets. The aggregate consideration paid for the assets was $24,000,000, which consisted of (i) a cash payment of $18,890,000, (ii) the issuance of a promissory note to Celularity in the principal amount of $4,000,000, and (iii) a credit of $1,110,000 for the previous payment made by the Company to Celularity pursuant to that certain letter of intent between the Company and Celularity dated June 7, 2020. The closing of the transaction occurred on August 6, 2020.

In connection with the asset purchase agreement, on August 6, 2020, the Company entered into a license and marketing agreement with Celularity pursuant to which Celularity granted to the Company a license to the Celularity wound care biologic products, Biovance® and Interfyl®. The license agreement provides the Company with an exclusive license to use, market, distribute and sell Biovance® in the Field (as defined in the License Agreement) in the Territory (as defined in the License Agreement), and a non-exclusive license to use, market, distribute and sell Interfyl® in the Field in the Territory. The License Agreement has an initial five year term, after which it automatically renews for additional one year periods, unless either party gives written notice at least 180 days prior to the expiration of the current term.

On August 6, 2020, the Company entered into a Securities Purchase Agreement with certain accredited investors for the sale by the Company in a private placement of an aggregate of 123,550,000 shares of Common Stock and accompanying Class E Warrants to purchase up to an additional 123,550,000 shares of Common Stock, at a purchase price of $0.20 per share and accompanying warrant. The warrants have an exercise price of $0.25 per share and a three year term. The closing of the private placement occurred on August 6, 2020. On August 13, 2020, 24,500,000 shares of Common Stock were issued for net cash proceeds of $4,900,000. On August 15, 2020, 93,425,000 shares of Common Stock were issued for net cash proceeds of $18,685,000. On August 26, 2020, 5,625,000 shares of Common Stock were issued for net cash proceeds of $1,125,000.

In connection with the Private Placement, H.C. Wainwright & Co., LLC, as exclusive placement agent for the Private Placement, received warrants to purchase up to 8,934,375 shares of Common Stock on the same terms as the Warrants, a cash fee and certain expenses.

On August 6, 2020, the Company entered into a Note and Warrant Purchase and Security Agreement (the “NWPSA”), with the noteholder party thereto and NH Expansion Credit Fund Holdings LP, as agent. The NWPSA provides for (i) the sale and purchase of secured notes in an aggregate original principal amount of $15 million and (ii) the issuance of warrants equal to 2.0% of the fully-diluted Common Stock of the Company as of the issue date. The warrant has an exercise price of $0.01 per share and a 10 year term.

On August 6, 2020, the Company entered into a letter agreement (the “HealthTronics Agreement”) with HealthTronics, Inc. (“HealthTronics”), pursuant to which the Company paid off all outstanding debt due and owed to HealthTronics. Pursuant to the HealthTronics Agreement, as consideration for the extinguishment of the debt due and owed to HealthTronics, (i) the Company paid to HealthTronics an amount in cash equal to $4,000,000, (ii) HealthTronics exercised all of its outstanding Class K Warrants to purchase 7,200,000 shares of Common Stock, (iii) the Company issued to HealthTronics a convertible promissory note in the principal amount of $1,372,743, and (iv) the Company and HealthTronics entered into a Securities Purchase Agreement dated August 6, 2020 pursuant to which the Company issued to HealthTronics an aggregate of 8,275,235 shares of Common Stock and an accompanying warrant to purchase up to an additional 8,275,235 shares of Common Stock. The warrant has an exercise price of $0.25 per share and a three year term. On August 26, 2020, 8,275,235 shares of Common Stock were issued pursuant to the Securities Purchase Agreement.  On September 11, 2020, 7,200,000 shares of Common Stock were issued per the exercise of outstanding Class K Warrants.

On August 6, 2020, the Company repaid all amounts owing to LGH Investments, LLC pursuant to that certain promissory note issued by the Company to LGH Investments, LLC dated June 5, 2020 in the original principal amount of $1,210,000 (the “LGH Note”). As a result, all obligations of the Company under the LGH Note have been terminated. The Warrants issued to LGH Investments, as more fully described in Note 7 to our condensed consolidated financial statements, contain certain anti-dilution adjustment provisions with respect to subsequent issuances of securities by the Company at a price below the exercise price of such warrants. As a result of certain dilutive issuances of securities by the Company during the third quarter of 2020, the exercise price of the Warrants decreased to $0.20 per share and the number of shares subject to the Warrants increased to 1,750,000 shares as of September 30, 2020. On September 11, 2020, 200,000 shares of Common Stock were issued as a part of the Securities Purchase Agreement.

On August 6, 2020, the Company terminated that certain line of credit agreement with A. Michael Stolarski, a member of the Company’s board of directors, dated December 29, 2017 and as amended November 12, 2018, in the amount of $1,000,000 (the “Stolarski Line of Credit”). As consideration for the termination of the Stolarski Line of Credit, the Company issued to A. Michael Stolarski a convertible promissory note in the principal amount of $223,511 (the “Stolarski Note”).

The Stolarski Note has a maturity date of August 6, 2021 and accrues interest at a rate equal to 12.0% per annum. In the event that the Stolarski Note has not been repaid prior to January 1, 2021, the holder may elect to convert the outstanding principal amount plus any accrued by unpaid interest thereon into shares of Common Stock at a conversion price of $0.10 per share.

On August 26, 2020, 2,250,000 shares of Common Stock were issued in payment of Short Term Notes Payable.

On August 26, 2020 and September 28, 2020 5,000,000 shares of Common Stock were issued for services rendered for consulting.

On September 20, 2020, 17,499,958 shares of Common Stock were issued as a result of the conversion of outstanding Series C and Series D Preferred Stock.

The Company has evaluated its subsequent events from June 30, 2020 through the date these condensed consolidated financial statements were issued, and has determined that there are no additional subsequent events required to be disclosed.